Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000017543
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TIFF Multi-Asset Fund
Without Sales Load [Member] | C000017543
Average Annual Return [Line Items]
Average Annual Return, Percent	21.44%	9.16%	9.19%
TIFF INDEX: MAF Blended Index (35% Barclays, 65% MSCI ACWI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65/35 Mix (65% MSCI ACWI, 35% Bloomberg US Aggregate Bond Index)
Average Annual Return, Percent	16.97%	7.15%	8.44%
TIFF INDEX: CPI + 5% Per Annum
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Price Index ("CPI") + 5% Per Annum
Average Annual Return, Percent	7.80%	9.67%	8.35%
TIFF Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
TIFF Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.34%	11.19%	11.71%